Schedule of Investments
September 30, 2024 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 59.83%

Apparel & Textile - 6.38%
Crown Crafts, Inc.	57,733		277,118
Culp, Inc. (2)	320,122		2,096,799

			2,373,918

Banks & Thrifts - 3.42%
Hope Bancorp, Inc.	11,007		138,248
OP Bancorp	52,036		649,409
PCB Bancorp	25,757		483,974

			1,271,631

Construction & Fabrication - 7.10%
Gulf Island Fabrication, Inc. (2)	468,862		2,644,382

			2,644,382

Energy - 7.15%
Bristow Group, Inc. (2)	38,364		1,330,847
Dorian LPG Ltd.	15,570		535,919
Sabine Royalty Trust	593		36,630
SEACOR Marine Holdings, Inc. (2)	49,423		476,932
Select Water Solutions, Inc.	25,353		282,179

			2,662,507

Furniture & Fixtures - 1.94%
Ethan Allen Interiors, Inc.	6,353		202,597
Flexsteel Industries, Inc.	3,214		142,348
Hooker Furnishings Corp.	20,920		378,234

			723,179

Industrial Metals - 1.53%
Friedman Industries, Inc.	14,431		231,185
Omega Flex, Inc.	1,400		69,888
Universal Stainless & Alloy Products, Inc. (2)	6,991		270,062

			571,135

Insurance - 2.11%
First Acceptance Corp. (2)	242,498		785,694

Power Equipment - 7.22%
AstroNova, Inc. (2)	6,183		83,223
Graham Corp. (2)	12,912		382,066
Hurco Cos., Inc. (2)	98,274		2,070,633
Powell Industries, Inc.	680		150,953

			2,686,876

Real Estate - 0.57%
Getty Realty Corp.	4,207		133,825
Potlatch Deltic Corp.	1,700		76,585

			210,410

Residential Construction - 0.24%
Tri Pointe Homes, Inc. (2)	2,000		90,620

Retail - 6.10%
Ingles Markets, Inc. (2)	3,124		233,050
Shoe Carnival, Inc.	2,000		87,700
The Buckle, Inc.	13,729		603,664
Weyco Group, Inc.	39,566		1,346,827

			2,271,241

Technology - 2.35%
Benchmark Electronics, Inc.	4,200		186,144
Coda Octopus Group, Inc. (2)	47,036		341,011
Daktronics, Inc. (2)	21,722		280,431
Ultralife Corp. (2)	7,562		68,360

			875,947

Textile Mill Products - 6.23%
Unifi, Inc. (2)	316,181		2,320,769

Transportation - 5.20%
AerSale Corp. (2)	119,505		603,500
Heartland Express, Inc.	27,882		342,391
Kirby Corp. (2)	1,000		122,430
StealthGas, Inc. (2)	127,217		866,348

			1,934,669

Wholesale-Farm Product (Raw Meat) - 2.28%
Seaboard Corp.	270		846,990

Total Common Stock	(Cost $ 14,630,435)		22,269,965

Closed-End & Exchange Traded Funds - 3.00%

Barings Participation Investor (4)	4,378		74,163
Sprott Gold Miners ETF (2) (4)	13,822		510,999
Sprott Junior Gold Miners ETF (2) (4)	17,100		529,758

Total Exchange-Traded Funds	(Cost $ 683,586)		1,114,921

Money Market Registered Investment Companies - 37.64%

Federated Government Obligations Fund - Institutional Shares 5.16% (3)	14,012,911		14,012,911

Total Money Market Registered Investment Companies	(Cost $ 14,012,911)		14,012,911

Total Investments - 100.47%	(Cost $ 29,326,932)		37,397,797

Liabilities in Excess of Other Assets - (0.47%)			(173,122)

Total Net Assets - 100.00%			37,224,675

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$37,397,797	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$37,397,797		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at September 30, 2024
(4) Exchange-traded fund.